Deferred Revenue	12 Months Ended
Dec. 31, 2011
Deferred Revenue [Abstract]
Deferred Revenue
8.	Deferred revenue:

	December 31, 2011	December 31, 2010
Deferred revenue on time charters	$17,779	$10,696
Deferred interest on lease receivable	17,981	—

Deferred revenue	35,760	10,696
Current portion	(23,257)	(10,696)

	$12,503	$—